Transactions and balances with related parties	12 Months Ended
Dec. 31, 2017
Disclosure of transactions and balances with related parties [Abstract]
Disclosure of related party [text block]
(20)	Transactions and balances with related parties

(a)	Transactions with management

Compensation

The following table shows the compensation paid to the directors and executives for services provided in their respective positions for the years ended December 31, 2017, 2016 and 2015:

	December 31,
	2017	2016	2015
Compensation	$56,201	53,531	42,295

(b)	Transactions with other related parties

Below is a summary of the Company’s transactions and balances with other related parties, which are comprised of affiliates that are under common control:

i. Revenues

	Transaction value			Balance as of
	December 31,			December 31,
	2017	2016	2015	2017	2016	2015
Sales of products to:
Vimifos, S.A. de C.V.	$47,344	41,715	32,827	$326	4,261	5,447
Frescopack, S.A. de C.V.	10	66	-		32	-
Autos y Accesorios, S.A. de C.V.	-	-	419	-	-	-
Taxis Aéreos del Noroeste, S.A. de C.V.	1,013	1,927	135	-	144,562	189,075
	$48,367	43,708	33,381	$326	148,855	194,522

The balance of Taxis Aéreos del Noroeste, S.A. de C.V. as of December 31, 2016 and 2015 for $144,562 and $189,075 corresponds to a loan that bears interest and is due in the short term.

ii. Expenses and balances payable to related parties

	Transaction value			Balance as of
	December 31,			December 31,
	2017	2016	2015	2017	2016	2015
Purchases of food, raw materials and packing supplies
Vimifos, S.A. de C.V.	$392,226	554,282	477,920	$12,830	126,396	91,982
Frescopack, S.A. de C.V.	179,357	137,752	181,802	29,537	35,931	37,827
Pulmex 2000, S.A. de C.V.	26,700	41,122	42,263	8,138	7,528	16,181
Qualyplast, S.A. de C.V.	95	193	237	-	64	158
Purchases of vehicles, tires and spare parts
Maquinaria Agrícola, S.A. de C.V.	$793	34,446	41,947	64	1,898	4,074
Llantas y Accesorios, S.A. de C.V.	35,225	29,457	29,269	4,207	3,449	2,732
Autos y Accesorios, S.A. de C.V.	24,645	40,575	29,510	57	1,985	3,364
Autos y Tractores de Culiacán, S.A. de C.V.	14,037	39,504	54,853	79	5,298	3,100
Camiones y Tractocamiones de Sonora, S.A. de C.V.	85,448	153,802	69,779	172	6,137	5,815
Agencia MX-5, S.A de C.V.	15	25	1	4	2	-
Alfonso R. Bours, S.A. de C.V.	428	394	526	95	94	93
Cajeme Motors S.A. de C.V.	29	7,974	6,632	1	710	2
Airplane leasing expenses
Taxis Aéreos del Noroeste, S.A. de C.V.	$7,854	7,739	7,874	68	474	300
				$55,252	189,966	165,628

As of December 31, 2017, 2016 and 2015, balances payable to related parties correspond to current accounts denominated in pesos that bear no interest and are payable on a short-term basis.